QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Jun. 30, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
QUARTERLY RESULTS (UNAUDITED)

Quarters Ended		Sep 30	Dec 31	Mar 31	Jun 30	Total Year
NET SALES	2014-2015	$18,771	$18,495	$16,930	$16,553	$70,749
	2013-2014	18,756	19,299	18,231	18,115	74,401
OPERATING INCOME (1)	2014-2015	3,633	3,579	3,025	812	11,049
	2013-2014	3,826	3,892	3,172	3,020	13,910
GROSS MARGIN	2014-2015	48.1%	48.3%	47.3%	46.6%	47.6%
	2013-2014	48.1%	48.6%	47.4%	46.0%	47.5%
NET EARNINGS:
Net earnings from continuing operations (1)	2014-2015	$2,716	$2,674	$2,401	$496	$8,287
	2013-2014	2,824	2,955	2,429	2,450	10,658
Net earnings/(loss) from discontinued operations	2014-2015	(696)	(276)	(213)	42	(1,143)
	2013-2014	233	517	207	170	1,127
Net earnings attributable to Procter & Gamble	2014-2015	1,990	2,372	2,153	521	7,036
	2013-2014	3,027	3,428	2,609	2,579	11,643
DILUTED NET EARNINGS PER COMMON SHARE: (2)
Earnings from continuing operations	2014-2015	$0.93	$0.92	$0.82	$0.17	$2.84
	2013-2014	0.96	1.00	0.83	0.83	3.63
Earnings/(loss) from discontinued operations	2014-2015	(0.24)	(0.10)	(0.07)	0.01	(0.40)
	2013-2014	0.08	0.18	0.07	0.06	0.38
Net earnings	2014-2015	0.69	0.82	0.75	0.18	2.44
	2013-2014	1.04	1.18	0.90	0.89	4.01

(1)	The Company recorded a one-time Venezuela deconsolidation charge of $2.0 billion before tax ($2.1 billion after tax) in the quarter-ended June 30, 2015. This impact is discussed more fully in Note 1.

(2)	Diluted net earnings per share is calculated on earnings attributable to Procter & Gamble.